UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS)
Net earnings	$ 380	$ 266	$ 303
Other comprehensive earnings (loss):
Foreign currency translation adjustment	38	(160)	(166)
Pension and other postretirement benefits	296	(178)	78
Effective financial derivatives	17	9	(9)
Total other comprehensive earnings (loss)	351	(329)	(97)
Income tax (provision) benefit	(65)	27	(21)
Total other comprehensive earnings (loss), net of tax	286	(302)	(118)
Total comprehensive earnings	666	(36)	185
Comprehensive (earnings) loss attributable to noncontrolling interests	(7)	(2)	(22)
Comprehensive earnings (loss) attributable to Ball Corporation	$ 659	$ (38)	$ 163